Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Net of debt issuance costs and debt discount		$ 0	$ 233
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	7,178,989	7,179,514	6,128,848
Common stock, shares outstanding	7,178,989	7,179,514	6,128,848